Research and Development Cost - Disclosure of Breakdown of Research and Development Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of research and development cost
Research and development expenditures incurred during the year	¥ 1,522,881	¥ 1,326,496	¥ 1,202,373
Total	1,567,910	1,377,018	1,238,271
Capitalised development expenditure [Member]
Disclosure of research and development cost
Amount capitalized	(106,751)	(111,546)	(124,788)
Intangible assets under development [Member]
Disclosure of research and development cost
Amortization of capitalized development costs	¥ 151,780	¥ 162,068	¥ 160,686